Land use right, net (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ZHEJIANG TIANLAN
2018	¥ 149
2019	149
2020	149
2021	149
2022	149
Thereafter	4,853
Total	5,598	¥ 5,747
ZHEJIANG JIAHUAN
2018	163
2019	163
2020	163
2021	163
2022	163
Thereafter	5,310
Total	¥ 6,125	¥ 6,288